UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000


November 23, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      Green Century Funds
         Filing Pursuant to Rule 497(j)
         (33-41692 and 811-06351)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Green Century Funds (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on November 18, 2005.

Please contact the undersigned at (414) 299-2000 with any questions about this certificate.

Very truly yours,

/s/ Constance Dye Shannon
Senior Vice President and General Counsel